Income taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax benefit (expense)	$ 2,000		$ 2,000	$ (18,000)
Effective tax rate	1.00%	1.00%	0.00%
Federal statutory rate	21.00%	21.00%	21.00%	21.00%
Valuation allowance			$ (29,509,000)	$ (24,479,000)	$ (19,095,000)
Accrued interest and penalties			0	0
Domestic Tax Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards			89,700,000	59,300,000
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax benefit (expense)	$ 100,000	$ 100,000	$ 100,000	$ 100,000